Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom Retirement Portfolio℠
March 31, 2026
VIPIFFINC-NPRT1-0526
1.830283.120
Bond Funds - 58.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,248,961	11,427,997
Fidelity International Bond Index Fund (a)	317,899	2,908,772
Fidelity Long-Term Treasury Bond Index Fund (a)	126,375	1,162,653
VIP High Income Portfolio - Investor Class (a)	185,615	898,375
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,879,398	27,267,903
TOTAL BOND FUNDS (Cost $45,527,772)		43,665,700

Domestic Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	10,410	1,225,649
VIP Contrafund Portfolio - Investor Class (a)	29,177	1,615,818
VIP Equity Income Portfolio - Investor Class (a)	43,151	1,287,197
VIP Growth & Income Portfolio - Investor Class (a)	54,777	1,780,814
VIP Growth Portfolio - Investor Class (a)	29,490	2,691,887
VIP Mid Cap Portfolio - Investor Class (a)	10,677	411,903
VIP Value Portfolio - Investor Class (a)	45,877	907,449
VIP Value Strategies Portfolio - Investor Class (a)	26,962	451,069
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,390,501)		10,371,786

International Equity Funds - 15.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	223,612	3,606,869
VIP Overseas Portfolio - Investor Class (a)	296,496	7,780,056
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,694,157)		11,386,925

Money Market Funds - 12.1%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $9,022,956)	3.44	9,022,956	9,022,956

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $69,635,386)	74,447,367
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	74,447,367

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	895,729	239,454	57,291	-	1,095	146,662	1,225,649	10,410
Fidelity Inflation-Protected Bond Index Fund	12,008,340	198,784	820,169	-	(18,904)	59,946	11,427,997	1,248,961
Fidelity International Bond Index Fund	2,751,172	299,242	133,738	-	(2,832)	(5,072)	2,908,772	317,899
Fidelity Long-Term Treasury Bond Index Fund	2,274,922	25,993	1,129,254	15,692	(156,525)	147,517	1,162,653	126,375
VIP Contrafund Portfolio - Investor Class	1,476,231	311,319	72,057	16,248	(275)	(99,400)	1,615,818	29,177
VIP Emerging Markets Portfolio - Investor Class	3,013,737	702,360	167,907	52,888	33,996	24,683	3,606,869	223,612
VIP Equity Income Portfolio - Investor Class	1,197,171	145,706	84,418	10,881	1,614	27,124	1,287,197	43,151
VIP Government Money Market Portfolio - Investor Class	11,014,767	161,593	2,153,404	88,777	-	-	9,022,956	9,022,956
VIP Growth & Income Portfolio - Investor Class	1,643,246	264,127	95,837	20,119	1,201	(31,923)	1,780,814	54,777
VIP Growth Portfolio - Investor Class	2,448,914	502,443	119,540	-	(3,027)	(136,903)	2,691,887	29,490
VIP High Income Portfolio - Investor Class	939,763	20,325	61,898	-	(2,886)	3,071	898,375	185,615
VIP Investment Grade Bond II Portfolio - Investor Class	29,535,069	210,841	2,492,177	9,182	(97,957)	112,127	27,267,903	2,879,398
VIP Mid Cap Portfolio - Investor Class	375,652	44,456	24,185	2,848	1,017	14,963	411,903	10,677
VIP Overseas Portfolio - Investor Class	6,608,256	1,826,390	319,443	107,039	(4,668)	(330,479)	7,780,056	296,496
VIP Value Portfolio - Investor Class	836,035	88,842	42,262	9,348	1,135	23,699	907,449	45,877
VIP Value Strategies Portfolio - Investor Class	414,368	45,197	35,449	-	2,534	24,419	451,069	26,962
	77,433,372	5,087,072	7,809,029	333,022	(244,482)	(19,566)	74,447,367

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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